Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Income tax provision	$ 711	$ (4,571)	$ 12,780	$ 3,932	$ 14,401	$ (16,804)
Effective income tax rate (as a percent)	13.40%	38.50%	35.20%	48.80%	52.00%	39.40%
Decrease in effective tax rate due to settlement of an uncertain tax position recorded in prior period	$ 1,300		$ 1,300			$ 8